Advisor Class Shares | T. Rowe Price Small-Cap Value Fund, Inc.
T. Rowe Price Small-Cap Value Fund— Advisor Class SUMMARY
Investment Objective
The fund seeks long-term capital growth by investing primarily in small companies whose common stocks are believed to be undervalued.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Fees and Expenses of the Fund’s Advisor Class Shareholder fees (fees paid directly from your investment)
Shareholder Fees	Advisor Class Shares T. Rowe Price Small-Cap Value Fund, Inc. T. Rowe Price Small-Cap Value Fund-Advisor Class
Redemption fee (as a percentage of amount redeemed on shares held for 90 days or less)	1.00%

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Advisor Class Shares T. Rowe Price Small-Cap Value Fund, Inc. T. Rowe Price Small-Cap Value Fund-Advisor Class
Management fees		0.65%
Distribution and service (12b-1) fees		0.25%
Other expenses		0.18%
Acquired fund fees and expenses		0.16%
Total annual fund operating expenses	[1]	1.24%
[1]	The figure shown under "Total annual fund operating expenses" does not match the "Ratio of expenses to average net assets" shown in the Financial Highlights table, as that figure does not include acquired fund fees and expenses.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 year	3 years	5 years	10 years
Advisor Class Shares T. Rowe Price Small-Cap Value Fund, Inc. T. Rowe Price Small-Cap Value Fund-Advisor Class	126	393	681	1,500

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 4.8% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies
Reflecting a value approach to investing, the fund will seek the stocks of companies whose current stock prices do not appear to adequately reflect their underlying value as measured by assets, earnings, cash flow, or business franchises. Normally, the fund will invest at least 80% of its net assets (including any borrowings for investment purposes) in companies with a market capitalization that is within or below the range of companies in the Russell 2000 Index. As of December 31, 2012, the market capitalization range for the Russell 2000 Index was approximately $27.9 million to $4.7 billion. The market capitalization of the companies in the fund’s portfolio and the Russell 2000 Index changes over time, and the fund will not sell a stock just because the company has grown to a market capitalization outside the range. The fund may, on occasion, purchase companies with a market capitalization above the range.

Our in-house research team seeks to identify companies that appear to be undervalued by various measures, and may be temporarily out of favor, but have good prospects for capital appreciation. In selecting investments, we generally look for some of the following:
  low price/earnings, price/book value, or price/cash flow ratios relative to the S&P 500, the company’s peers, or its own historical norm;
  low stock price relative to a company’s underlying asset values;
  above-average dividend yield relative to a company’s peers or its own historical norm;
  a plan to improve the business through restructuring; and
  a sound balance sheet and other positive financial characteristics.
In pursuing its investment objective, the fund has the discretion to deviate from its normal investment criteria, as previously described, and purchase securities that the fund’s management believes will provide an opportunity for substantial appreciation. These situations might arise when the fund’s management believes a security could increase in value for a variety of reasons, including an extraordinary corporate event, a new product introduction or innovation, a favorable competitive development, or a change in management.

While most assets will typically be invested in U.S. common stocks, including real estate investment trusts (REITS) that pool money to invest in properties and mortgages, the fund may also invest in foreign stocks in keeping with the fund’s objectives.

The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.
Principal Risks
As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows:

Active management risk The fund is subject to the risk that the investment adviser’s judgments about the attractiveness, value, or potential appreciation of the fund’s investments may prove to be incorrect. If the securities selected and strategies employed by the fund fail to produce the intended results, the fund could underperform other funds with similar objectives and investment strategies.

Risks of stock investing Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The value of a stock in which the fund invests may decline due to general weakness in the stock market or because of factors that affect a company or a particular industry.

Investment style risk Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment. The fund’s value approach to investing could cause it to underperform other stock funds that employ a different investment style. The intrinsic value of a stock with value characteristics may not be fully recognized by the market for a long time or a stock judged to be undervalued may actually be appropriately priced at a low level.

Market capitalization risk Investing primarily in issuers within the same market capitalization category carries the risk that the category may be out of favor due to current market conditions or investor sentiment. Because the fund invests primarily in securities issued by small-cap companies, it is likely to be more volatile than a fund that focuses on securities issued by larger companies. Small-sized companies often have less experienced management, narrower product lines, more limited financial resources, and less publicly available information than larger companies. In addition, smaller companies are typically more sensitive to changes in overall economic conditions and their securities may be difficult to trade.

REIT investing risk REITs must satisfy specific requirements for favorable tax treatment and can involve unique risks in addition to the risks generally affecting the real estate industry. REITs are dependent upon the quality of their management, may have limited financial resources and heavy cash flow dependency, and may not be diversified geographically or by property type.

Foreign investing risk This is the risk that the fund’s investments in foreign securities may be adversely affected by political and economic conditions overseas, reduced liquidity, or decreases in foreign currency values relative to the U.S. dollar.
Performance
The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund’s past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.
Small-Cap Value Fund–Advisor Class Calendar Year Returns

	Quarter Ended	Total Return
Best Quarter	6/30/09	21.90%
Worst Quarter	12/31/08	-25.05%

In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Average Annual Total Returns Periods ended December 31, 2012
Average Annual Total Returns Advisor Class Shares T. Rowe Price Small-Cap Value Fund, Inc.	1 Year	5 Years	10 Years
T. Rowe Price Small-Cap Value Fund-Advisor Class	17.48%	5.60%	10.92%
T. Rowe Price Small-Cap Value Fund-Advisor Class Returns after taxes on distributions	16.89%	5.00%	10.15%
T. Rowe Price Small-Cap Value Fund-Advisor Class Returns after taxes on distributions and sale of fund shares	12.10%	4.66%	9.56%
Russell 2000 Index (reflects no deduction for fees, expenses, or taxes)	16.35%	3.56%	9.72%
Lipper Small-Cap Core Funds Index	15.94%	3.96%	9.70%

Updated performance information is available through troweprice.com or may be obtained by calling 1-800-638-8790.